PROPERTY, PLANT AND EQUIPMENT	3 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

In millions	Land	Buildings and constructions	Machinery and equipment	Advances paid and construction in progress	Property, plant and equipment
Initial cost at January 1, 2026	$39.4	$614.9	$600.8	$57.1	$1,312.2
Additions	—	7.6	13.1	26.4	47.1
Disposals	—	(2.9)	(16.4)	—	(19.3)
Transfers	—	15.5	6.9	(22.4)	—
Translation differences	(0.7)	(12.4)	(8.6)	(8.5)	(30.2)
Balance at March 31, 2026	$38.7	$622.7	$595.8	$52.6	$1,309.8
Accumulated depreciation and impairment losses at January 1, 2026	—	264.1	350.3	—	614.4
Depreciation during the period	—	20.5	15.8	—	36.3
Disposals	—	(2.9)	(16.3)	—	(19.2)
Translation differences	—	(7.5)	(5.1)	—	(12.6)
Balance at March 31, 2026	$—	$274.2	$344.7	$—	$618.9

Total Balance at March 31, 2026	$38.7	$348.5	$251.1	$52.6	$690.9